Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	32 Months Ended	60 Months Ended	70 Months Ended	78 Months Ended	103 Months Ended	114 Months Ended	120 Months Ended
		Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 28, 2024	May 31, 2024	Jun. 30, 2023	May 31, 2023	Jun. 30, 2022	May 31, 2022	Jun. 30, 2021	May 28, 2021	Jun. 30, 2020	May 29, 2020	Jun. 30, 2019	Jun. 28, 2019	May 31, 2019	Jun. 30, 2018	Jun. 29, 2018	May 31, 2018	Jun. 30, 2017	May 31, 2017	Jun. 30, 2016	May 31, 2016	Jun. 30, 2015	May 29, 2015
C000021614 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ International Value Fund (Institutional Class/ANJIX) at NAV
Account Value	[1]										$ 987,270.9079		$ 992,407.5257		$ 901,727.8142		$ 1,134,501.494		$ 816,498.0849			$ 871,667.8707			$ 855,922.9768		$ 820,890.1265		$ 717,986.9698		$ 920,212.2367
Average Annual Return, Percent	[1]	(0.52%)		2.52%					(0.13%)
C000021618 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Large-Cap Value Fund (Class C/PNBCX) at NAVwith CDSC
Account Value	[2],[3]									$ 18,255.25116		$ 16,838.75035		$ 15,676.30751		$ 16,866.05889		$ 12,470.75895			$ 13,324.21192			$ 12,839.08598		$ 11,829.55641		$ 9,810.508356		$ 10,228.34007
Average Annual Return, Percent	[2],[3]	8.41%		6.50%					6.20%
C000021632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Mid-Cap Value Fund (Class A /PQNAX) at POP
Account Value	[4],[5]									18,610.29486		17,820.63634		16,040.00162		17,215.34541		12,331.50035			13,541.01863			13,088.12519		12,478.88061		9,559.852773		9,701.35276
Average Annual Return, Percent	[4],[5]	(1.31%)		5.37%					6.41%
C000021632 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Mid-Cap Value Fund (Class A /PQNAX) at NAV
Average Annual Return, Percent	[6]	4.43%		6.57%					7.01%
C000043488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Income & Growth Fund (Class A /AZNAX) at POP
Average Annual Return, Percent	[7],[8]	6.39%		6.61%					6.09%
C000043488 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Income & Growth Fund (Class A /AZNAX) at NAV
Account Value	[7],[8]									18,055.56373		16,037.49285		14,235.94964		17,273.71868		13,267.76511			12,390.35519			11,761.03452		10,733.30791		9,425.344612		9,619.677883
Average Annual Return, Percent	[9]	12.58%		7.82%					6.69%
C000043491 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Income & Growth Fund (Institutional Class/AZNIX) at NAV
Account Value	[10]									1,968,628.439		1,746,448.283		1,546,134.642		1,872,271.323		1,433,396.665			1,334,124.268			1,262,280.145		1,147,484.419		1,003,671.762		1,021,663.646
Average Annual Return, Percent	[10]	12.72%		8.09%					7.01%
C000135575 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Small-Cap Value Fund (Class R6/ANFVX) at NAV(1)
Account Value	[11]									3,680,421		3,360,824		3,028,268		3,388,286		2,335,248			2,788,473			3,010,179		2,801,611		2,298,356		2,415,816
Average Annual Return, Percent	[11]	9.51%		5.71%					3.94%
C000164305 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Emerging Markets Opportunities Fund (Class R6/AEMOX) at NAV
Account Value	[12]									4,525,425.45		3,856,001.825		3,685,773.125		4,971,969.7		3,375,412.187			3,445,558.395			3,550,699.373		3,260,965.729		2,711,415.857
Average Annual Return, Percent	[12]	17.36%		5.60%			7.19%
C000196957 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Mid-Cap Value Fund (Class R6/ANPRX) at NAV
Account Value	[13]									3,486,967.975		3,325,750.125		2,981,364.175		3,186,956.275		2,273,696.244			2,486,901.09			2,393,866.214
Average Annual Return, Percent	[13]	4.85%		6.99%		5.23%
C000021607 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Dividend Value Fund (Class C/PNECX) at NAVand with CDSC
Account Value	[14],[15]									16,558.01303		14,963.53195		14,002.833		14,725.24757		11,110.65943			12,231.88466			11,803.6844		10,859.46874		9,470.373188		9,862.10763
Average Annual Return, Percent	[14],[15]	10.66%		6.24%					5.17%
C000021616 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Large-Cap Value Fund (Class A /PNBAX) at POP
Average Annual Return, Percent	[16],[17]	3.25%		6.11%					6.41%
C000021616 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Large-Cap Value Fund (Class A /PNBAX) at NAV
Account Value	[16],[17]									18,610.84386		17,033.07214		15,731.82555		16,799.74902		12,330.70155			13,077.04927			12,499.49558		11,435.22313		9,412.916398		9,738.878817
Average Annual Return, Percent	[18]	9.26%		7.31%					7.01%
C000021626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Small-Cap Value Fund (Institutional Class/PSVIX) at NAV
Account Value	[19]									1,464,748		1,337,723		1,205,944		1,350,769		931,118			1,112,605			1,201,809		1,118,730		918,371		965,989
Average Annual Return, Percent	[19]	9.50%		5.65%					3.89%
C000034951 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Emerging Markets Opportunities Fund (Institutional Class/AOTIX) at NAV
Account Value	[20]									1,437,496.216		1,225,518.172		1,171,700.237		1,581,623.979		1,073,930.107			1,097,045.771			1,130,612.204		1,038,892.765		864,185.8611		975,496.0671
Average Annual Return, Percent	[20]	17.30%		5.55%					3.70%
C000150255 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Health Sciences Fund (Institutional Class/HLHIX) at NAV
Account Value	[21]									2,265,091.58		2,061,439.84		2,006,206.84		2,079,613.14		1,623,799.674			1,427,444.998			1,257,209.823		1,190,412.388		1,042,263.887		1,164,400.121
Average Annual Return, Percent	[21]	9.88%		9.67%				8.96%
C000021620 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Large-Cap Value Fund (Institutional Class/ANVIX) at NAV
Account Value	[22]									2,033,372.873		1,856,334.874		1,710,885.597		1,821,853.678		1,333,087.152			1,408,590.263			1,341,768.496		1,223,096.867		1,003,007.704		1,034,430.28
Average Annual Return, Percent	[22]	9.54%		7.62%					7.35%
C000021621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Small-Cap Value Fund (Class A /PCVAX) at POP
Account Value	[23],[24]									13,352		12,243		11,066		12,446		8,609			10,325			11,187		10,451		8,611		9,094
Average Annual Return, Percent	[23],[24]	3.06%		4.09%					2.93%
C000021621 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Small-Cap Value Fund (Class A /PCVAX) at NAV
Average Annual Return, Percent	[25]	9.05%		5.28%					3.52%
C000021692 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Global Small-Cap Fund (Institutional Class/DGSCX) at NAV
Account Value	[26]									1,774,399.387		1,614,513.57		1,407,470.193		1,898,279.309		1,234,638.291			1,257,806.209			1,314,685.473		1,119,021.38		961,648.6665		1,048,049.372
Average Annual Return, Percent	[26]	9.90%		7.12%					5.90%
C000021693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Zevenbergen Technology Fund (Class A /RAGTX) at POP
Account Value	[27],[28]									48,679.57136		35,197.38413		26,637.10103		39,207.35884		27,028.33438			21,060.8122			18,735.77114		13,489.93205		10,089.95134		10,427.66488
Average Annual Return, Percent	[27],[28]	30.70%		16.91%					17.15%
C000021693 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Zevenbergen Technology Fund (Class A /RAGTX) at NAV
Average Annual Return, Percent	[29]	38.30%		18.24%					17.81%
C000128360 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Small-Cap Fund (Class A /AZBAX) at POP
Account Value	[30],[31]									19,609.78269		17,800.09339		15,491.50097		19,464.37109		12,413.71406			13,785.77909			13,871.99595		11,563.60515		9,415.04383		10,018.24466
Average Annual Return, Percent	[30],[31]	4.11%		6.09%					6.97%
C000128360 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Small-Cap Fund (Class A /AZBAX) at NAV
Average Annual Return, Percent	[32]	10.17%		7.30%					7.57%
C000128362 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Small-Cap Fund (Institutional Class/AZBIX) at NAV
Account Value	[33]									2,148,784.251		1,944,200.467		1,685,922.482		2,111,096.656		1,341,662.847			1,484,475.065			1,488,835.691		1,236,529.192		1,003,504.988		1,064,068.914
Average Annual Return, Percent	[33]	10.52%		7.68%					7.95%
C000021611 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ International Value Fund (Class A /AFJAX) at POP
Average Annual Return, Percent	[34],[35]	(6.32%)		1.02%					(1.04%)
C000021611 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ International Value Fund (Class A /AFJAX) at NAV
Account Value	[34],[35]									9,011.583716		9,090.478802		8,288.089489		10,461.80481		7,555.442005			8,094.310772			7,979.636806		7,676.424368		6,734.564757		8,665.076489
Average Annual Return, Percent	[36]	(0.87%)		2.17%					(0.47%)
C000021637 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Mid-Cap Value Fund (Institutional Class/PRNIX) at NAV
Account Value	[37]									2,039,968.157		1,946,129.243		1,745,725.078		1,866,904.415		1,332,466.249			1,458,229.392			1,404,521.064		1,334,364.31		1,018,969.924		1,030,138.436
Average Annual Return, Percent	[37]	4.82%		6.94%					7.39%
C000021656 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Silvant Focused Growth Fund (Class C/PGWCX) at NAVand with CDSC
Account Value	[38],[39]									41,297.04546		29,564.02307		22,514.57699		30,578.69243		20,888.15528			16,873.88542			15,928.28887		12,992.92572		11,162.74666		11,075.46188
Average Annual Return, Percent	[38],[39]	39.69%		19.60%					15.24%
C000021719 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Silvant Mid-Cap Growth Fund (Institutional Class/DRMCX) at NAV
Account Value	[40]									2,975,178.916		2,546,173.716		2,072,596.548		3,108,818.357		2,020,564.051			1,674,896.464			1,469,655.237		1,283,932.452		1,075,454.858		1,082,929.072
Average Annual Return, Percent	[40]	16.85%		12.18%					11.52%
C000034949 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Emerging Markets Opportunities Fund (Class C/AOTCX) at NAVand with CDSC
Account Value	[41],[42]	$ 12,873.55534	$ 12,873.55534	$ 12,873.55534	$ 12,873.55534	$ 12,873.55534	$ 12,873.55534	$ 12,873.55534	$ 12,873.55534			11,095.81917		10,730.15487		14,639.50015		10,053.16114		$ 10,381.27162			$ 10,818.95081			10,051.86661		8,453.48702		9,647.456139
Average Annual Return, Percent	[41],[42]	16.02%		4.40%					2.56%
C000135573 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Dividend Value Fund (Class R6/ANDVX) at NAV
Account Value	[43]									4,633,073		4,142,064		3,833,436		3,986,980		2,975,895			3,238,721			3,089,761		2,809,997		2,422,264		2,494,618
Average Annual Return, Percent	[43]	11.85%		7.42%					6.36%
C000021605 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Dividend Value Fund (Class A /PNEAX) at POP
Average Annual Return, Percent	[44],[45]	5.21%		5.79%					5.34%
C000021605 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Dividend Value Fund (Class A /PNEAX) at NAV
Account Value	[44],[45]									16,828.02077		15,114.72683		14,044.1747		14,653.36785		10,978.94022			12,003.29963			11,491.28258		10,496.19346		9,083.571647		9,388.335031
Average Annual Return, Percent	[46]	11.34%		6.99%					5.94%
C000021658 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Silvant Focused Growth Fund (Institutional Class/PGFIX) at NAV
Account Value	[47]									4,601,321.899		3,259,166.008		2,456,130.722		3,301,832.146		2,231,864.395			1,783,352.093			1,664,375.414		1,343,018.048		1,141,354.614		1,119,930.063
Average Annual Return, Percent	[47]	41.18%		20.87%					16.49%
C000021685 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Health Sciences Fund (Class C/RCGHX) at NAVand with CDSC
Account Value	[48],[49]									22,901.38312		21,052.44073		20,709.13293		21,677.89079		17,105.46591			15,202.51113			13,532.64714		12,954.06631		11,469.21286		12,956.91894
Average Annual Return, Percent	[48],[49]	8.78%		8.54%					8.64%
C000021698 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Zevenbergen Technology Fund (Institutional Class/DRGTX) at NAV
Account Value	[50]									5,318,679.385		3,835,098.449		2,894,901.571		4,250,587.369		2,920,808.838			2,268,038.653			2,010,577.993		1,442,605.402		1,075,280.401		1,107,296.439
Average Annual Return, Percent	[50]	38.68%		18.59%					18.19%
C000021714 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Silvant Mid-Cap Growth Fund (Class A /RMDAX) at POP
Account Value	[51],[52]									27,245.12767		23,418.93538		19,064.99247		28,635.56967		18,686.12503			15,552.27231			13,692.83099		11,996.8711		10,090.68679		10,197.36526
Average Annual Return, Percent	[51],[52]	9.94%		10.61%					10.54%
C000021714 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Silvant Mid-Cap Growth Fund (Class A /RMDAX) at NAV
Average Annual Return, Percent	[53]	16.34%		11.87%					11.17%
C000021624 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Small-Cap Value Fund (Class C/PCVCX) at NAV(1) and with CDSC(2)
Account Value	[54],[55]									13,122		12,114		11,037		12,503		8,711			10,529			11,488		10,811		8,976		9,548
Average Annual Return, Percent	[54],[55]	8.32%		4.50%					2.75%
C000021688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Global Small-Cap Fund (Class A /RGSAX) at POP
Average Annual Return, Percent	[56],[57]	3.52%		5.57%					4.95%
C000021688 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Global Small-Cap Fund (Class A /RGSAX) at NAV
Account Value	[56],[57]									16,212.13678		14,799.64531		12,946.77294		17,512.02961		11,427.52555			11,684.68835			12,252.94472		10,464.69156		9,024.837662		9,872.970779
Average Annual Return, Percent	[58]	9.54%		6.77%					5.55%
C000021690 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Global Small-Cap Fund (Class C/RGSCX) at NAVand with CDSC
Account Value	[59],[60]									15,912.54653		14,638.50276		12,898.61664		17,581.84011		11,558.81822			11,906.80316			12,583.06656		10,828.25203		9,408.028455		10,368.39431
Average Annual Return, Percent	[59],[60]	8.70%		5.97%					4.75%
C000128361 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Small-Cap Fund (Class C/AZBCX) at NAVand with CDSC
Account Value	[61],[62]									19,248.05809		17,602.51288		15,432.45912		19,545.84949		12,559.28			14,048.33714			14,246.34998		11,962.00049		9,819.20517		10,526.59343
Average Annual Return, Percent	[61],[62]	9.35%		6.50%					6.77%
C000164306 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Small-Cap Fund (Class R6/ASCFX) at NAV
Account Value	[63]									3,431,117.175		3,102,970.775		2,689,237.7		3,365,838.075		2,138,796.482			2,364,570.746
Average Annual Return, Percent	[63]	10.58%		7.73%	5.56%
C000204677 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Large-Cap Value Fund (Class R6/VAAGX) at NAV
Account Value	[64]									2,604,042.9		2,374,956.85		2,183,812.975
Average Annual Return, Percent	[64]	9.65%	1.54%
C000021635 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Mid-Cap Value Fund (Class C/PQNCX) at NAVand with CDSC
Account Value	[65],[66]									18,272.15451		17,623.26722		15,987.89105		17,280.24957		12,474.39825			13,805.6192			13,444.32111		12,909.9007		9,967.789061		10,187.78692
Average Annual Return, Percent	[65],[66]	3.68%		5.77%					6.21%
C000021683 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Health Sciences Fund (Class A /RAGHX) at POP
Average Annual Return, Percent	[67],[68]	3.60%		8.13%					8.84%
C000021683 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus KAR Health Sciences Fund (Class A /RAGHX) at NAV
Account Value	[67],[68]									23,325.0044		21,275.62231		20,767.55105		21,577.10131		16,902.56239			14,909.1864			13,178.16463		12,520.64274		10,999.62824		12,335.26506
Average Annual Return, Percent	[69]	9.63%		9.36%					9.46%
C000021696 [Member]
Account Value [Line Items]
Account Value	[70],[71]									47,801.08056		34,819.47279		26,548.65369		39,379.37208		27,345.47106			21,469.07558			19,242.58697		13,958.60513		10,519.69809		10,952.8555
C000021696 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Zevenbergen Technology Fund (Class C/RCGTX) at NAVand with CDSC
Average Annual Return, Percent	[70],[71]	37.28%		17.36%					16.93%
C000043489 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Income & Growth Fund (Class C/AZNCX) at NAVand with CDSC
Account Value	[72],[73]									17,715.37867		15,869.25932		14,190.75291		17,357.42948		13,434.2462			12,636.59675			12,080.51985		11,105.17578		9,820.992949		10,102.93279
Average Annual Return, Percent	[72],[73]	11.63%		6.99%					5.89%
C000135574 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ International Value Fund (Class R6/ANAVX) at NAV
Account Value	[74]									2,480,815.708		2,491,231.858		2,263,199.308		2,844,045.507		2,046,590.28			2,183,654.243			2,143,374.99		2,054,852.908		1,795,840.224		2,301,511.312
Average Annual Return, Percent	[74]	(0.42%)		2.58%					(0.08%)
C000021609 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ Dividend Value Fund (Institutional Class/NFJEX) at NAV
Account Value	[75]									1,842,771.827		1,648,075.057		1,525,826.604		1,588,512.983		1,185,870.715			1,292,318.532			1,232,860.786		1,122,151.131		967,727.0428		997,119.5849
Average Annual Return, Percent	[75]	11.81%		7.35%					6.30%
C000021612 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus NFJ International Value Fund (Class C/AFJCX) at NAVand with CDSC
Account Value	[76],[77]									8,859.952831		9,002.888386		10,510.93183		10,510.93183		7,650.002672			8,255.275482			8,193.149463		7,945.660314		7,020.97722		9,101.085455
Average Annual Return, Percent	[76],[77]	(1.59%)		1.42%					(1.20%)
C000021653 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Silvant Focused Growth Fund (Class A /PGWAX) at POP
Account Value	[78],[79]									42,122		29,918		22,610		30,477		20,665			16,565			15,511		12,557		10,706		10,544
Average Annual Return, Percent	[78],[79]	33.05%		19.17%					15.47%
C000021653 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Silvant Focused Growth Fund (Class A /PGWAX) at NAV
Average Annual Return, Percent	[80]	40.79%		20.52%					16.12%
C000021717 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Silvant Mid-Cap Growth Fund (Class C/RMDCX) at NAV and with CDSC
Account Value	[81],[82]									26,725.06944		23,080.74179		19,031.48884		28,795.88632		18,923.8848			15,863.14144			14,092.94972		12,427.55302		10,536.0809		10,697.93266
Average Annual Return, Percent	[81],[82]	15.79%		11.00%					10.33%
C000034948 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Emerging Markets Opportunities Fund (Class A /AOTAX) at POP
Average Annual Return, Percent	[83],[84]	10.48%		4.00%					2.75%
C000034948 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Emerging Markets Opportunities Fund (Class A /AOTAX) at NAV
Account Value	[83],[84]									13,115.68588		11,218.90271		10,764.96049		14,580.49646		9,938.777091		10,188.12665			10,534.82378			9,715.244435		8,111.978772		9,189.603393
Average Annual Return, Percent	[85]	16.91%		5.18%					3.33%
C000164304 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Virtus Silvant Focused Growth Fund (Class R6/AFGFX) at NAV
Account Value	[86]									10,125,498.5		7,169,664.975		5,400,368.8		7,255,657.675		4,901,712.187			3,914,438.13			3,652,147.202		2,944,636.332		2,501,332.978
Average Annual Return, Percent	[86]	41.23%		20.93%			17.78%
MSCI Emerging Markets Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net)
Account Value										13,169.70721		11,701.4101		11,500.23464		15,392.11907		10,923.78213		$ 11,306.87694			$ 11,171.93633			10,325.09395		8,343.818828		9,487.546538
Average Annual Return, Percent		12.55%		3.10%			6.65%		2.79%
MSCI AC World ex USA Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI AC World ex USA Index (net)
Account Value										14,578.62886	$ 1,457,862.886	13,060.55197	$ 1,306,055.197	11,587.19046	$ 1,158,719.046	14,379.81324	$ 1,437,981.324	10,595.33681	$ 1,059,533.681		11,129.7743	$ 1,112,977.43		10,988.18114	$ 1,098,818.114	10,242.74426	$ 1,024,274.426	8,503.558347	$ 850,355.8347	9,474.071762	$ 947,407.1762	[1]
Average Annual Return, Percent		11.62%		5.55%					3.84%
MSCI AC World Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI AC World Index (net)
Account Value										22,473.73917		18,825.81926		16,155.4957		19,175.78341		13,769.28186			13,484.41835			12,752.11553		11,516.67201		9,695.532437		10,070.88895
Average Annual Return, Percent		19.38%		10.76%					8.43%
Nasdaq Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite® Index
Account Value										44,382.99496		34,244.49641		27,147.57788		35,453.09037		24,411.4438			19,230.09134			17,841.74175		14,435.1235		11,251.49304		11,443.68754
Average Annual Return, Percent		29.61%		18.21%					16.07%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Account Value										22,056.76666		19,509.4672		17,491.03276		18,771.16907		13,064.2458			14,330.53138			13,212.46109		12,374.6962		10,711.1743		10,413.33746
Average Annual Return, Percent		13.06%	4.59%	9.01%					8.23%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Account Value										27,177.53945		23,621.91876		19,184.24328		27,240.4054		18,947.02548			16,930.40164			14,859.08551		12,537.02334		10,711.15259		10,945.37082
Average Annual Return, Percent		15.05%		9.93%					10.51%
FT Wilshire 5000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index
Account Value										32,057.19385		26,030.95705		21,869.73408		25,193.39592		17,465.73452			16,355.92679			14,997.87238		13,077.23327		11,032.13686		10,710.23347
Average Annual Return, Percent		23.15%	6.76%	14.41%	12.80%	12.76%	13.99%	12.31%	12.36%
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Account Value										20,808.90719		18,583.13799		16,816.89613		18,684.78999		12,207.16303			13,842.20611			13,350.72017		12,408.26573		10,703.65348		10,367.16552
Average Annual Return, Percent		11.98%		8.49%		7.03%			7.60%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Account Value										18,294		16,497		15,562		18,588		10,727			12,999			13,863		12,258		9,817		10,078
Average Annual Return, Percent		10.90%		7.07%					6.23%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value										33,520.66557		26,912.09358		22,502.87119		25,175.44255		17,881.02522			16,632.73635			15,063.50956		13,170.38356		11,171.17923		10,742.27877
Average Annual Return, Percent		24.56%		15.05%					12.86%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Account Value										45,384		34,000		26,749		32,932		23,110			18,746			16,804		13,716		11,390		11,056
Average Annual Return, Percent		33.48%		19.34%			17.86%		16.33%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Account Value										19,677.33		17,879.36		15,920.11		21,282.86		13,135.48			14,067.47			14,548.95		12,375.14		9,931.844		10,648.55
Average Annual Return, Percent		10.06%		6.94%	4.42%				7.00%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value										11,430.40441		11,137.41575		11,242.84348		12,532.73016		12,574.59471			11,563.99276			10,720.3814		10,763.10228		10,797.0862		10,185.81092
Average Annual Return, Percent		2.63%		(0.23%)					1.35%
Russell 3000 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Health Care Index
Account Value										27,437.51772		24,845.292		23,365.03871		24,632.31782		19,023.14372			16,865.96047			15,086.39401		13,741.85852		11,994.60326		12,657.08752
Average Annual Return, Percent		10.43%		10.22%				9.50%	10.62%
S And P North American Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P North American Technology Index
Account Value										65,542.29286		45,335.66665		33,906.0704		45,836.11115		31,379.03167			24,009.05975			21,297.66522		15,798.42138		11,868.51462		11,020.84533
Average Annual Return, Percent		44.57%		22.24%					20.68%
MSCI AC World Small Cap Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI AC World Small Cap Index (net)
Account Value										$ 18,304.85015		$ 16,544.97733		$ 14,638.69074		$ 18,724.83472		$ 12,153.20979			$ 12,865.94572			$ 13,258.07532		$ 11,647.56338		$ 9,668.296354		$ 10,147.65231
Average Annual Return, Percent		10.64%		7.31%					6.23%

[1]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[2]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[3]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[4]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[5]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[6]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[7]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[8]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[9]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[10]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[11]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[12]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[13]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[14]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[15]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[16]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[17]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[18]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[19]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[20]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[21]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[22]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[23]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[24]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[25]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[26]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[27]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[28]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[29]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[30]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[31]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[32]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[33]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[34]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[35]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[36]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[37]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[38]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[39]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[40]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[41]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[42]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[43]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[44]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[45]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[46]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[47]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[48]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[49]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[50]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[51]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[52]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[53]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[54]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[55]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[56]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[57]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[58]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[59]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[60]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[61]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[62]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[63]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[64]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[65]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[66]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[67]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[68]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[69]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[70]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[71]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[72]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[73]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[74]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[75]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[76]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[77]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[78]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[79]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[80]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[81]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[82]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[83]	"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[84]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[85]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[86]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.